Royalty Fees (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unamortization of advance royalty	$ 45,000,000
Royalty fees, current	15,000,000	$ 15,000,000	$ 15,000,000
Royalty fees, noncurrent	11,250,000	$ 3,750,000	26,250,000
The Street And The Sports Illustrated Licensing Agreement [Member] | Authentic Brand Group SI LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum annual royalties	$ 26,250,000		$ 41,250,000